Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Temporary equity, par value	$ 0.001	$ 0.001	$ 0.001
Temporary equity, shares authorized	17,044,139	16,670,802	12,057,951
Temporary equity, shares issued	16,904,219	13,869,027	12,006,791
Temporary equity, shares outstanding	16,904,219	13,869,027	12,006,791
Liquidation preference value	$ 169,648	$ 127,348	$ 101,395
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	24,000,000	23,700,000	18,500,000
Common stock, shares issued	1,760,362	1,737,388	1,691,129
Common stock, shares outstanding	1,760,362	1,737,388	1,691,129